Asset Sales, Impairments and Exploration Expenses - Summary of Exploration Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Unproved leasehold property impairments, amortization and expiration	$ 84	$ 22	$ 36
Geologic And Geophysical Costs	3	3	7
Results of Operations, Dry Hole Costs	0	1	24
Exploration	$ 87	$ 26	67
Other Property
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Unproved leasehold property impairments, amortization and expiration			26
Results of Operations, Dry Hole Costs			$ 24